Income Taxes And Tax Status (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes And Tax Status [Abstract]
Tax benefit at statutory rate	$ (4,111)	$ (1,985)
State tax benefit	(842)	(407)
Increase in valuation allowance	4,307	2,341
Other	646	51
Income Tax Expense (Benefit), Total